19. Finance Leases (Tables)	12 Months Ended
Dec. 31, 2018
Finance Leases
Schedule of future minimum lease payments

Future minimum lease payments due are as follows:

2018	Minimum lease payments	Interest	Present value

Less than one year	$1,673,915	$782,610	$891,305
Later than one year and not later than five years	6,532,708	2,590,505	3,944,203
Later than five years	13,974,542	2,427,715	11,546,827
Total	$22,181,165	$5,800,830	$16,382,335

2017	Minimum lease payments	Interest	Present value

Less than one year	$2,180,616	$1,049,434	$1,131,182
Later than one year and not later than five years	7,236,202	3,231,225	3,967,793
Later than five years	16,296,170	3,115,542	13,180,628
Total	$25,712,988	$7,396,201	$18,279,603

2016	Minimum lease payments	Interest	Present value

Less than one year	$1,920,618	$998,984	$921,634
Later than one year and not later than five years	6,739,259	3,156,663	3,582,596
Later than five years	16,073,358	3,600,982	12,472,376
Total	$24,733,235	$7,756,629	$16,976,606

Schedule of present value of the future minimum lease payments

The present value of the future minimum lease payments are categorized as follows:

	2018	2017	2016

Current liabilities	$891,305	$1,131,182	$921,634
Non-current liabilities	15,491,030	17,148,421	16,054,972
Total	$16,382,335	$18,279,603	$16,976,606